Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.	12 Months Ended
Dec. 31, 2011
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.

24.  Redeemable Noncontrolling Interest — Caterpillar Japan Ltd.

On August 1, 2008, Shin Caterpillar Mitsubishi Ltd. (SCM) completed the first phase of a share redemption plan whereby SCM redeemed half of Mitsubishi Heavy Industries (MHI’s) shares in SCM.  This resulted in Caterpillar owning 67 percent of the outstanding shares of SCM and MHI owning the remaining 33 percent.  As part of the share redemption, SCM was renamed Caterpillar Japan Ltd. (Cat Japan).  Both Cat Japan and MHI had options, exercisable beginning August 1, 2013, to require the redemption of the remaining shares owned by MHI, which if exercised, would make Caterpillar the sole owner of Cat Japan. In October 2011, Caterpillar and MHI reached an agreement to accelerate the redemption of the 33 percent shares owned by MHI in Cat Japan, making the options exercisable beginning in the second quarter of 2012 at an agreed upon redemption value.  The remaining terms of the original agreement are unchanged.  This transaction is expected to close in the second quarter of 2012.

The remaining 33 percent of Cat Japan owned by MHI has been reported as redeemable noncontrolling interest and classified as mezzanine equity (temporary equity) in Statement 2. The redeemable noncontrolling interest is reported at its estimated redemption value.  Any adjustment to the redemption value impacts Profit employed in the business, but does not impact Profit.  If the fair value of the redeemable noncontrolling interest falls below the redemption value, profit available to common stockholders would be reduced by the difference between the redemption value and the fair value.  This would result in lower profit in the profit per common share computation in that period.  Reductions impacting the profit per common share computation may be partially or fully reversed in subsequent periods if the fair value of the redeemable noncontrolling interest increases relative to the redemption value.  Such increases in profit per common share would be limited to cumulative prior reductions.  During 2011, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by $17 million due to these adjustments. This decrease in the estimated redemption value was offset by the strengthening of Japanese yen against the U.S. dollar, resulting in a $12 million net increase of the redeemable noncontrolling interest. During 2010, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by $27 million due to these adjustments. During 2009, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by $81 million due to these adjustments.  As of December 31, 2011, 2010 and 2009, the fair value of the redeemable noncontrolling interest remained greater than the estimated redemption value.

We estimate the fair value of the redeemable noncontrolling interest using a discounted five year forecasted cash flow with a year-five residual value.  Based on our current expectations for Cat Japan, we expect the fair value of the redeemable noncontrolling interest to remain greater than the redemption value. However, if economic conditions deteriorate and Cat Japan’s business forecast is negatively impacted, it is possible that the fair value of the redeemable noncontrolling interest may fall below the estimated redemption value. Should this occur, profit would be reduced in the profit per common share computation by the difference between the redemption value and the fair value.  Lower long-term growth rates, reduced long-term profitability as well as changes in interest rates, costs, pricing, capital expenditures and general market conditions may reduce the fair value of the redeemable noncontrolling interest.

With the consolidation of Cat Japan’s results of operations, 33 percent of Cat Japan’s comprehensive income or loss is attributed to the redeemable noncontrolling interest, impacting its carrying value.  Because the redeemable noncontrolling interest must be reported at its estimated future redemption value, the impact from attributing the comprehensive income or loss is offset by adjusting the carrying value to the redemption value.  This adjustment impacts Profit employed in the business, but not Profit.  In 2011 and 2010, the carrying value had increased by $66 million and $55 million, respectively, due to Cat Japan’s comprehensive income.  This resulted in an offsetting adjustment of $66 million and $55 million in 2011 and 2010, respectively, to decrease the carrying value to the redemption value and a corresponding increase to Profit employed in the business.  In 2009, the carrying value had decreased by $53 million due to Cat Japan’s comprehensive loss. This resulted in an offsetting adjustment of $53 million to increase the carrying value to the redemption value and a corresponding reduction to Profit employed in the business.  As Cat Japan’s functional currency is the Japanese yen, changes in exchange rates affect the reported amount of the redeemable noncontrolling interest.  At December 31, 2011, 2010 and 2009, the redeemable noncontrolling interest was $473 million, $461 million and $477 million, respectively.